Cover	Aug. 21, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K of Summit Hotel Properties, Inc. filed on August 26, 2019. The sole purpose of this Form 8-K/A is to correct the Item number referenced in the original Form 8-K filing. The corrected Item number is as follows: Item 5.03. Amendments to Articles of Incorporation or Bylaws; Change in Fiscal Year.
Document Period End Date	Aug. 21, 2019
Entity File Number	001-35074
Entity Registrant Name	SUMMIT HOTEL PROPERTIES, INC.
Entity Central Index Key	0001497645
Entity Tax Identification Number	27-2962512
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	13215 Bee Cave Parkway, Suite B-300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	538-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INN
Security Exchange Name	NYSE
Series D Cumulative Redeemable Preferred Stock 0. 01 Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PD
Security Exchange Name	NYSE
Series E Cumulative Redeemable Preferred Stock 0. 01 Par Value [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PE
Security Exchange Name	NYSE